Impairment Charges (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 asset_group	Dec. 31, 2012 reporting_unit
Impaired Long-Lived Assets Held and Used [Line Items]
Number of asset groups	2
Goodwill		$ 22,951
Intangible assets		4,500
Percent that fair value of reporting unit exceeds carry amount	33.50%
Number of reporting units		1
Total impairment charges		3,525
Continuing and Discontinued Operations [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Goodwill		22,951
Intangible assets		4,202
Property and equipment		259
Total impairment charges		27,412
Continuing Operations [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Goodwill		0
Intangible assets		3,525
Property and equipment		0
Total impairment charges		3,525
Discontinued Operations [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Goodwill		22,951
Intangible assets		677
Property and equipment		259
Total impairment charges		$ 23,887